Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	£ 4,815	£ 4,446	£ 4,215
Deferred tax assets	455	547
Net operating losses
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	(455)	(547)
Deferred tax assets	440
Capital losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	15
Share- based payments
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	(42)	£ (48)	£ (9)
Forecast | Changes in tax rates or tax laws enacted or announced
Disclosure Of Income Taxes [Line Items]
Increase in deferred tax liability	£ 560